Company financial information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2024	2023	2022
Dividends from bank subsidiaries	$4,256	$3,472	$1,006
Dividends from non-bank subsidiaries	1,616	1,070	880
Interest income from bank subsidiaries	53	71	25
Interest income from non-bank subsidiaries	70	64	37
(Loss) on securities held for sale	(2)	(1)	—
Other revenue	51	83	57
Total revenue	6,044	4,759	2,005
Interest expense (including $20, $23 and $10, to subsidiaries, respectively)	1,838	1,716	853
Other expense	200	291	433
Total expense	2,038	2,007	1,286
Income before income taxes and equity in undistributed net income of subsidiaries	4,006	2,752	719
(Benefit) for income taxes	(438)	(258)	(190)
Equity in undistributed net income:
Bank subsidiaries (a)	(131)	(295)	1,685
non-bank subsidiaries (a)	217	587	(38)
Net income (a)	4,530	3,302	2,556
Preferred stock dividends and redemption charge	(194)	(235)	(211)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation (a)	$4,336	$3,067	$2,345
(a)    Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

Condensed Balance Sheet - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2024	2023
Assets:
Cash and due from banks	$117	$229
Investment in and advances to subsidiaries and associated companies:
Banks (a)	34,315	34,087
Other (a)	39,712	38,831
Subtotal	74,027	72,918
Corporate-owned life insurance	809	796
Other assets	436	363
Total assets	$75,389	$74,306
Liabilities:
Deferred compensation	$369	$367
Affiliate borrowings	1,850	1,294
Other liabilities	2,025	1,889
Long-term debt	29,827	29,986
Total liabilities	34,071	33,536
Shareholders’ equity (a)	41,318	40,770
Total liabilities and shareholders’ equity	$75,389	$74,306
(a)    Prior period balances were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

Condensed Statement of Cash Flows - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2024	2023	2022
Operating activities:
Net income (a)	$4,530	$3,302	$2,556
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) of subsidiaries (a)	(86)	(292)	(1,647)
Change in accrued interest receivable	(30)	24	(8)
Change in accrued interest payable	54	24	78
Change in taxes payable (b)	(3)	395	(3)
Other, net	(67)	86	221
Net cash provided by operating activities	4,398	3,539	1,197
Investing activities:
Acquisitions of, investments in, and advances to subsidiaries (c)	(497)	592	(1,962)
Other, net	(4)	—	—
Net cash (used for) provided by investing activities	(501)	592	(1,962)
Financing activities:
Proceeds from issuance of long-term debt	5,237	5,988	9,179
Repayments of long-term debt	(5,213)	(6,055)	(4,000)
Change in advances from subsidiaries	556	364	(2,917)
Issuance of common stock	17	16	23
Treasury stock acquired	(3,064)	(2,604)	(124)
Redemption of preferred stock	—	(500)	—
Cash dividends paid	(1,542)	(1,487)	(1,376)
Net cash (used for) provided by financing activities	(4,009)	(4,278)	785
Change in cash and due from banks	(112)	(147)	20
Cash and due from banks at beginning of year	229	376	356
Cash and due from banks at end of year	$117	$229	$376
Supplemental disclosures
Interest paid	$1,783	$1,693	$774
Income taxes refunded	—	2	—
(a)    Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
(b)    Includes payments received from subsidiaries for taxes of $1,075 million in 2024, $986 million in 2023 and $70 million in 2022.
(c) Includes $1,456 million of cash outflows, net of $959 million of cash inflows in 2024, $1,963 million of cash outflows, net of $2,555 million of cash inflows in 2023 and $2,778 million of cash outflows, net of $816 million of cash inflows in 2022.